Summary of Significant Accounting Policies - Schedule of Revenue Recognition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Recognition [Line Items]
Total net revenues	$ 8,783,695	$ 20,142,156	$ 73,244,083	$ 109,691,001
Solar systems installations, net [Member]
Schedule of Revenue Recognition [Line Items]
Total net revenues	8,374,912	19,043,775	70,614,343	102,928,549
Roofing installations [Member]
Schedule of Revenue Recognition [Line Items]
Total net revenues	$ 408,783	$ 1,098,381	$ 2,629,740	$ 6,762,452